Provisions (Details 1) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of provisions [Line Items]
Beginning balance		$ 206,462		$ 166,403
Transfer of units held for sale		0		15,851
Reversal of impairment loss		(11,770)		0		$ 0
Changes and additions in estimates (discontinued operations), note 1(e)		12,701		3,365
Accretion expense (discontinued operations), note 1(e)		215		970
Changes and additions in estimates (continued operations), note 12(a)		10,594		34,532
Accretion expense (continued operations), note 27		4,382		4,116
Provision for exploration projects		891		0
Disbursements		(23,292)		(18,775)
Final balance		200,183		206,462		166,403
Classification by maturity
Current portion							$ 39,826		$ 37,405
Non-current portion							160,357		169,057
Provision for closure of mining units and exploration projects		200,183		206,462		166,403	200,183		206,462		$ 166,403
Increase (decrease) through transfers and other changes, other provisions		3,700
Provision for remediation and mine closure [Member]
Classification by maturity
Beginning balance		153,313		161,270
Increase through adjustments arising from passage of time, other provisions		4,595		4,391
Increase (decrease) through transfers and other changes, other provisions		(3,710)		(16,091)
Additional provisions, other provisions		2,661		3,743
Final balance		156,859		153,313		161,270
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of provisions [Line Items]
Beginning balance		1,012,888	[1]	578,959		557,457
Additional provisions	$ 430,000	221,450		430,292		10,434
Payments		(21,376)		(10,467)		(11,007)
Unwinding of discount, note 19		21,769		14,104		22,075
Final balance		1,234,731	[1]	1,012,888	[1]	578,959
Classification by maturity
Current portion							19,455		15,636		6,698
Non-current portion							1,215,276		997,252		572,261
Provision for closure of mining units and exploration projects		$ 1,234,731	[1]	$ 1,012,888	[1]	$ 578,959	$ 1,234,731	[1]	$ 1,012,888	[1]	$ 578,959

[1]	Provision for closure of mining units and explorations projects - The Company's mining and exploration activities are subject to various laws and regulations governing the protection of the environment. These laws and regulations are continually changing and are generally becoming more restrictive. The Company conducts its operations so as to protect the public health and environment and believes its operations are in compliance with all applicable laws and regulations in all material respects. The Company has made, and expects to make in the future, expenditures to comply with such laws and regulations, but cannot predict the amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements.